Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade Receivables [Abstract]
Schedule of Trade Receivables	Trade receivables are initially recorded at the transaction amount, which corresponds to the sales price, and are subsequently measured as follows:
		As of December 31,
	Note	2023	2022
Credit card companies	7.1	589	241
Credit card companies with related parties	10.1	211	49
Sales ticket and payment slips	7.1 and 7.2	333	249
Related parties	10.1	-	24
Suppliers and others		81	18
		1,214	581
Provision for expected credit losses	7.3	(15)	(11)
		1,199	570

Schedule of Trade Receivables by Their Gross Amount by Maturity Period	Set forth below the breakdown of trade receivables by their gross amount by maturity period:
			Overdue
	Total	Due	Less than 30 days	Over 30 days
December 31, 2023	1,214	1,202	5	7
December 31, 2022	581	576	4	1

Schedule of Provision for Expected Losses in The Balance Sheet	The balance of trade receivables is disclosed net of the provision for expected losses in the balance sheet.
	For the year ended December 31,
	2023	2022	2021
At the beginning of the year	(11)	(6)	(4)
Additions	(50)	(36)	(15)
Reversals	46	31	13
At the end of the year	(15)	(11)	(6)